File  Nos. 33-69712/811-8052




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
        Pre-Effective Amendment No.                                  [   ]
                                   ------
        Post-Effective Amendment No.  15                              [X]
                                      ---

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                              Amendment No. 27                        [X]
                                           ---
                        (Check appropriate box or boxes.)

                            SAFECO SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                          Safeco Life Insurance Company
                               (Name of Depositor)

                5069 154th Place N.E., Redmond, Washington       98052
               -------------------------------------------      -------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                             JACQUELINE M. VENEZIANI
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026



Approximate date of Proposed Public Offering . . . . . As Soon as Practicable after Effective Date
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It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On May 15, 2004, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] On pursuant to paragraph (a) of Rule 485



If appropriate, check the following:
           [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      Title of Securities Being Registered:
             Individual Flexible Premium Variable Annuity Contracts



                                EXPLANATORY NOTE

This Post-Effective Amendment No. 27 ("Amendment") to the Registration Statement of Form N-4 for Safeco Separate Account C is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 26 to May 15, 2004. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 26 as filed with the Securities and Exchange Commission on February 17, 2004 (ACCESSION
NUMBER: 0000867579-04-000058).


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 15th day of April, 2004.

                        Safeco Separate Account C
                        -------------------------
                               Registrant

                        By: Safeco Life Insurance Company


                        By:  /S/ RANDALL H. TALBOT
                            ------------------------------------
                            Randall H. Talbot, President


                          Safeco Life Insurance Company
                          -----------------------------
                               Depositor


                           By: /S/ RANDALL H. TALBOT
                               ----------------------
                               Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

Name                                                 Title



MICHAEL E. LAROCCO*                                  Director
---------------------------
Michael E. LaRocco


MICHAEL S. MCGAVICK*                        Director and Chairman
--------------------
Michael S. McGavick


/S/ COLLEEN M. MURPHY                       Assistant Vice President, Controller
-------------------------------------       and Assistant Secretary
Colleen M. Murphy

RONALD L. SPAULDING*                        Director, Vice President
---------------------------                 and Treasurer
Ronald L. Spaulding


CHRISTINE B. MEAD**                         Director, Senior Vice
---------------------------                 President and Secretary
Christine B. Mead


JAMES W. RUDDY**                            Director
-------------------------------
James W. Ruddy

/S/ ROGER F. HARBIN                         Director, Executive Vice President
---------------------------                 and Actuary
Roger F. Harbin



DALE E. LAUER*                              Director
--------------
Dale E. Lauer


/S/ RANDALL H. TALBOT                       Director and President
---------------------                       (Principal Executive Officer)
Randall H. Talbot



/S/ KASEY J. SWEET                          Director
------------------
Kasey J. Sweet







                                           *By:   /S/ ROGER F. HARBIN
                                                 --------------------
                                                    Roger F. Harbin
Attorney-in-Fact


                                          **By:  /S/ RANDALL H. TALBOT
                                                -----------------------------
                                                     Randall H. Talbot
                                                     Attorney-in-Fact